DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, Going Concern (Q1) (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Going Concern [Abstract]
Cash	$ 263,247	$ 575,739	$ 1,478,928
Marketable securities held in the Trust Account	175,126,678	175,110,029	$ 175,089,531
Working capital deficit	$ 4,313,633	$ 2,550,274